Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 5 – Intangible Assets

Intangible assets consist of the following:

	September 30,	December 31,
	2025	2024
Federal commercial fishing licenses	$26,000	$26,000
Capitalized website development costs	25,000	25,000
Total intangible assets	51,000	51,000
Less: disposals	(26,000)	—
Intangible assets, after disposals	25,000	51,000
Less: accumulated amortization	(7,500)	(3,750)
Intangible Assets, Net	$17,500	$47,250

The Company acquired a perpetual federal fishing license as part of the acquisition of Down2Fish’s assets which grants the Company access to fish in federally regulated waters off the coast of Florida. This asset is not amortized and is tested for impairment at least annually. As of September 30, 2025 and 2024, the Company determined no impairment of this asset had occurred. During the nine months ended September 30, 2025, the Company disposed of the fishing license in the spinoff of its subsidiary (see Note 11).

The Company maintains a website and capitalizes website development costs under ASC 350-50, Website Development Costs. In April 2024, the Company capitalized $25,000 of website development costs, which is amortized on a straight-line basis over its estimated useful life of five years.

Amortization expense was $3,750 and $2,500 for the nine months ended September 30, 2025 and 2024, respectively, and was $1,250 for the three months ended September 30, 2025 and 2024.

Note 5 – Intangible Assets

The Company acquired a perpetual federal fishing license as part of the acquisition of Down2Fish’s assets (see Note 3 for more information), which grants the Company access to fish in federally regulated waters off the coast of Florida. This asset is not amortized and is tested for impairment at least annually. As of December 31, 2024 and 2023, the Company determined no impairment of this asset had occurred.

The Company maintains a website and capitalizes website development costs under ASC 350-50, Website Development Costs. In December 2023, the Company capitalized $10,000 of website development costs and then wrote off the capitalized asset as a $10,000 impairment loss in December 2023 because the website was discontinued and replaced with a new website placed in service in April 2024. The impairment loss was included in general and administrative expenses for the year ended December 31, 2023. In April 2024, the Company capitalized $25,000 of website development costs, which is amortized on a straight-line basis over its estimated useful life of five years.